Derivative Financial Instruments (Details 4) (Selling Marketing and Administration [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Currency Forward Contracts [Member]
Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations
Amount of Gain (Loss) in income on Derivative Instruments	$ (74)	$ (40)
Currency Option Contracts [Member]
Impact of derivative instruments that are not subject to hedge accounting on the consolidated statement of operations
Amount of Gain (Loss) in income on Derivative Instruments	$ 4	$ 1